OTHER NON-CURRENT LIABILITIES (Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Reconciliation of changes in other provisions [abstract]
beginning of fiscal year	$ 10,707	$ 13,189
Changes in estimates made during the fiscal year	(41)	(2,689)
Accretion of interest	414	207
Balance, end of fiscal year	$ 11,080	$ 10,707
Expected Timing Of Outflows, Other Provisions	10 years